RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ms Hong Bee Yin [Member]
Related Party Transaction [Line Items]
Amount of outstanding loan owed